Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	51
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$17,601,697.94	0.5125713	$10,956,437.49	0.3190576	$6,645,260.45
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$42,851,697.94	0.0428517	$36,206,437.49	0.0362064	$6,645,260.45

Weighted Avg. Coupon (WAC)	5.01%		5.06%
Weighted Avg. Remaining Maturity (WARM)	15.36		14.67
Pool Receivables Balance	$65,008,632.88		$58,112,422.44
Remaining Number of Receivables	16,435		15,841

Adjusted Pool Balance	$63,054,057.34		$56,408,796.89

III. COLLECTIONS

Principal:
Principal Collections	$6,830,008.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$106,104.03
Total Principal Collections	$6,936,112.06

Interest:
Interest Collections	$271,568.81
Late Fees & Other Charges	$23,144.55
Interest on Repurchase Principal	$-
Total Interest Collections	$294,713.36

Collection Account Interest	$543.06
Reserve Account Interest	$421.06
Servicer Advances	$-

Total Collections	$7,231,789.54

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	51
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$7,231,789.54
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$12,282,379.39

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$54,173.86		$54,173.86	$54,173.86
Collection Account Interest					$543.06
Late Fees & Other Charges					$23,144.55
Total due to Servicer					$77,861.47

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$41,950.71		$41,950.71	$41,950.71

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$7,038,121.11

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$6,645,260.45

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$6,645,260.45		$6,645,260.45
Class D Notes Total:		$-		$-
Total Noteholders Principal		$6,645,260.45		$6,645,260.45

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					392,860.66

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,954,575.54
Beginning Period Amount	$1,954,575.54
Current Period Amortization	$250,949.99
Ending Period Required Amount	$1,703,625.55
Ending Period Amount	$1,703,625.55
Next Distribution Date Amount	$1,474,140.79

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	32.04%	35.81%	35.81%

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	51
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.77%	15,487	96.25%	$55,930,343.51
30 - 60 Days	1.74%	275	2.94%	$1,707,464.23
61 - 90 Days	0.39%	62	0.61%	$352,439.84
91 + Days	0.11%	17	0.21%	$122,174.86
		15,841		$58,112,422.44
Total
Delinquent Receivables 61 + days past due	0.50%	79	0.82%	$474,614.70
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.49%	81	0.77%	$501,297.47
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	65	0.65%	$470,490.80
Three-Month Average Delinquency Ratio	0.46%		0.75%

Repossession in Current Period		14		$80,419.10
Repossession Inventory		21		$40,936.46

Charge-Offs
Gross Principal of Charge-Off for Current Period				$66,202.41
Recoveries				$(106,104.03)
Net Charge-offs for Current Period				$(39,901.62)

Beginning Pool Balance for Current Period				$65,008,632.88

Net Loss Ratio				-0.74%
Net Loss Ratio for 1st Preceding Collection Period				-0.60%
Net Loss Ratio for 2nd Preceding Collection Period				-0.72%
Three-Month Average Net Loss Ratio for Current Period				-0.68%

Cumulative Net Losses for All Periods				$7,145,755.95
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$383,944.93
Number of Extensions				60